                        GROUP VARIABLE ANNUITY CONTRACTS
                         WITH RESPECT TO DC-1 AND DC-II
                        HARTFORD LIFE INSURANCE COMPANY

                      SUPPLEMENT DATED SEPTEMBER 30, 1998
                      TO THE PROSPECTUS DATED MAY 1, 1998

The Annual Fund Operating Expense table, the Example tables and all accompanying footnotes of the prospectus should be deleted and replaced with the following language:

The following table shows annual operating expenses after waivers or reimbursements for December 31, 1997:

                         ANNUAL FUND OPERATING EXPENSES
                        (as a percentage of net assets)

                                                                                                   TOTAL FUND
                                                              MANAGEMENT FEES  OTHER EXPENSES  OPERATING EXPENSES
                                                              ---------------  --------------  ------------------
 Hartford Bond Fund..........................................      0.515%          0.020%            0.535%
 Hartford Stock Fund.........................................      0.455%          0.020%            0.475%
 Hartford Money Market Fund..................................      0.450%          0.015%            0.465%
 Hartford Advisers Fund......................................      0.635%          0.020%            0.655%
 Hartford Capital Appreciation Fund..........................      0.645%          0.020%            0.665%
 Hartford Mortgage Securities Fund...........................      0.450%          0.025%            0.475%
 Hartford Index Fund.........................................      0.400%          0.015%            0.415%
 Hartford International Opportunities Fund...................      0.705%          0.090%            0.795%
 Hartford Dividend & Growth Fund.............................      0.685%          0.020%            0.705%
 Calvert Social Balanced Portfolio (1).......................      0.690%          0.120%            0.810%

---------

(1) The figures above for the Calvert Social Balanced Portfolio reflect expenses for fiscal year 1997, and have been restated to reflect an increase in transfer agency expenses of 0.01% for the Portfolio expected to be incurred in 1998. Management and Advisory Expenses includes a performance adjustment, which depending on performance, could cause the fee to be as high as 0.85% or as low as 0.55%. "Other Expenses" reflect an indirect fee. Net fund operating expenses after reductions for fees paid indirectly (again, restated) would be 0.78%.

EXAMPLE DC-I (0.90% CHARGE FOR MORTALITY, EXPENSE RISK AND ADMINISTRATIVE
    UNDERTAKINGS)

                               If you surrender your Contract    If you annuitize your Contract    If you do not surrender your
                               at the end of the applicable      at the end of the applicable      Contract, you would pay the
                               time period, you would pay the    time period, you would pay the    following expenses on a $1,000
                               following expenses on a $1,000    following expenses on a $1,000    investment, assuming a 5%
                               investment, assuming a 5%         investment, assuming a 5%         annual return on assets:
                               annual return on assets:          annual return on the assets:

 SUB-ACCOUNT                   1 YR.  3 YRS.  5 YRS.  10 YRS.    1 YR.  3 YRS.  5 YRS.  10 YRS.    1 YR.  3 YRS.  5 YRS.  10 YRS.
                               ------ ------- ------- --------   ------ ------- ------- --------   ------ ------- ------- --------
 Bond Fund....................  $ 66   $  90   $ 115    $ 173     $ 15   $  46   $  79    $ 173     $ 15   $  46   $  79    $ 173
 Stock Fund...................    66      88     112      166       14      44      76      166       14      44      76      166
 Money Market Fund............    66      88     111      165       14      44      75      165       14      44      75      165
 Advisers Fund................    68      94     121      186       16      49      85      186       16      49      85      186
 Capital Appreciation Fund....    68      94     121      187       16      50      86      187       16      50      86      187
 Mortgage Securities Fund.....    66      88     112      166       14      44      76      166       14      44      76      166
 Index Fund...................    65      86     108      159       13      42      72      159       13      42      72      159
 International Opportunities
   Fund.......................    69      98     128      202       17      54      93      202       17      54      93      202
 Dividend & Growth Fund.......    68      95     123      192       16      51      88      192       16      51      88      192
 Calvert Social Balanced
   Portfolio..................    69      98     129      203       18      54      94      203       18      54      94      203

    The purpose of this table is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. This table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.

    This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

EXAMPLE DC-I (0.75% CHARGE FOR MORTALITY, EXPENSE RISK AND ADMINISTRATIVE UNDERTAKINGS)

                               If you surrender your Contract    If you annuitize your Contract    If you do not surrender your
                               at the end of the applicable      at the end of the applicable      Contract, you would pay the
                               time period, you would pay the    time period, you would pay the    following expenses on a $1,000
                               following expenses on a $1,000    following expenses on a $1,000    investment, assuming a 5%
                               investment, assuming a 5%         investment, assuming a 5%         annual return on assets:
                               annual return on assets:          annual return on the assets:


 SUB-ACCOUNT                   1 YR.  3 YRS.  5 YRS.  10 YRS.    1 YR.  3 YRS.  5 YRS.  10 YRS.    1 YR.  3 YRS.  5 YRS.  10 YRS.
                               ------ ------- ------- --------   ------ ------- ------- --------   ------ ------- ------- --------
 Bond Fund....................  $ 65   $  86   $ 107    $ 156     $ 13   $  41   $  71    $ 156     $ 13   $  41   $  71    $ 156
 Stock Fund...................    64      84     104      149       13      39      68      149       13      39      68      149
 Money Market Fund............    64      83     103      148       12      39      67      148       12      39      67      148
 Advisers Fund................    66      89     113      169       14      45      77      169       14      45      77      169
 Capital Appreciation Fund....    66      89     114      171       15      45      78      171       15      45      78      171
 Mortgage Securities Fund.....    64      84     104      149       13      39      68      149       13      39      68      149
 Index Fund...................    64      82     101      142       12      37      64      142       12      37      64      142
 International Opportunities
   Fund.......................    68      93     120      185       16      49      85      185       16      49      85      185
 Dividend & Growth Fund.......    67      91     116      175       15      46      80      175       15      46      80      175
 Calvert Social Balanced
   Portfolio..................    68      94     121      187       16      50      86      187       16      50      86      187

    The purpose of this table is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. This table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.

    This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

EXAMPLE DC-II (1.25% CHARGE FOR MORTALITY, EXPENSE RISK AND ADMINISTRATIVE UNDERTAKINGS)

                               If you surrender your Contract    If you annuitize your Contract    If you do not surrender your
                               at the end of the applicable      at the end of the applicable      Contract, you would pay the
                               time period, you would pay the    time period, you would pay the    following expenses on a $1,000
                               following expenses on a $1,000    following expenses on a $1,000    investment, assuming a 5%
                               investment, assuming a 5%         investment, assuming a 5%         annual return on assets:
                               annual return on assets:          annual return on the assets:


 SUB-ACCOUNT                   1 YR.  3 YRS.  5 YRS.  10 YRS.    1 YR.  3 YRS.  5 YRS.  10 YRS.    1 YR.  3 YRS.  5 YRS.  10 YRS.
                               ------ ------- ------- --------   ------ ------- ------- --------   ------ ------- ------- --------
 Bond Fund....................  $ 70   $ 101   $ 133    $ 211     $ 18   $  57   $  97    $ 211     $ 18   $  57   $  97    $ 211
 Stock Fund (1)...............    69      99     129      205       18      55      94      205       18      55      94      205
 Money Market Fund............    69      98     129      204       18      54      94      204       18      54      94      204
 Advisers Fund (1)............    71     104     139      224       20      60     104      224       20      60     104      224
 Capital Appreciation Fund
   (1)........................    69      99     129      205       18      55      94      205       18      55      94      205
 Mortgage Securities Fund.....    69      97     126      198       17      53      91      198       17      53      91      198
 Index Fund (2)...............    72     108     146      239       21      65     111      239       21      65     111      239
 International Opportunities
   Fund.......................    71     104     139      225       20      61     104      225       20      61     104      225
 Dividend & Growth Fund.......    73     109     146      241       21      65     112      241       21      65     112      241
 Calvert Social Balanced
   Portfolio..................    72     106     141      230       20      62     106      230       20      62     106      230

---------

(1) Hartford voluntarily reduces the charge for administrative undertakings with respect to assets allocated to certain of the sub-accounts in DC-II. The reduced total charge for mortality, expense risk and administrative undertakings in these sub-accounts is as follows: Stock Fund, 1.24%; Advisers Fund, 1.20%; Capital Appreciation Fund, 1.21%.

(2) With respect to the Index Fund Sub-Account, the combined total of the applicable charge for mortality, expense risk and administrative undertakings and expenses of the underlying Fund are voluntarily limited to 1.25%.

    The purpose of this table is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. This table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.

    This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

    Under the section entitled "How are the contracts sold?", delete the first sentence of the second paragraph and replace with the following language:

    HSD is an affiliate of Hartford. Hartford's parent company indirectly owns 100% of HSD.

HV-2280
33-19944